Property, plant and equipment - Commodity Price Assumptions Applied in Impairment Testing (Details)	12 Months Ended
	Dec. 31, 2022 $ / MMBTU $ / bbl	Dec. 31, 2021 $ / MMBTU $ / bbl
Brent crude oil ($/b)
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
2023 | $ / bbl	80	60
2024 | $ / bbl	70	60
2025 | $ / bbl	70	60
2026 | $ / bbl	71	63
Henry Hub natural gas ($/MMBtu)
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
2023 | $ / MMBTU	4.00	2.75
2024 | $ / MMBTU	3.50	2.75
2025 | $ / MMBTU	3.50	2.75
2026 | $ / MMBTU	3.98	3.00